CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603



                                February 4, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


       Re:     First Trust Exchange-Traded Fund II (the "Registrant")
                               File No. 333-143964
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Ladies and Gentlemen:

         On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant and its series, First Trust DJ STOXX(R) Select Dividend 30 Index Fund and First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 5, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on January 28, 2008.

         If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP

                                By: /s/ Morrison C. Warren
                                    -----------------------------------
                                    Morrison C. Warren